CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 586,349
Restricted cash	421,170
Flight equipment held for operating leases, accumulated depreciation	886,360
Predecessor
Cash and cash equivalents		1,351,405
Restricted cash		464,824
Flight equipment held for operating leases, accumulated depreciation		14,121,522
Deferred debt issue costs, accumulated amortization (in dollars)		309,499
Liquidation value (in dollars per share)		$ 100,000
Common stock, par value (in dollars per share)		$ 0
Common stock, authorized shares		100,000,000
Common stock, shares issued		45,267,723
Common stock, shares outstanding		45,267,723
Series A | Predecessor
Market Auction Preferred Stock, shares issued		500
Market Auction Preferred Stock, shares outstanding		500
Series B | Predecessor
Market Auction Preferred Stock, shares issued		500
Market Auction Preferred Stock, shares outstanding		500
Secured debt financing | Predecessor
Deferred debt discount		5,058
Unsecured debt financing | Predecessor
Deferred debt discount		31,456
Interest-bearing accounts
Restricted cash	407,819
Interest-bearing accounts | Predecessor
Restricted cash		451,179
Interest-bearing accounts
Cash and cash equivalents	379,014
Interest-bearing accounts | Predecessor
Cash and cash equivalents		$ 1,265,074